Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2021
Registrant Name	HSBC FUNDS
Central Index Key	0000798290
Amendment Flag	false
Document Creation Date	Feb. 28, 2022
Document Effective Date	Feb. 28, 2022
Prospectus Date	Feb. 28, 2022
Entity Inv Company Type	N-1A
HSBC U.S. Government Money Market Fund | Class A Shares
Risk/Return:
Trading Symbol	FTRXX
HSBC U.S. Government Money Market Fund | Class C Shares
Risk/Return:
Trading Symbol	HUMXX
HSBC U.S. Government Money Market Fund | Class D Shares
Risk/Return:
Trading Symbol	HGDXX
HSBC U.S. Government Money Market Fund | Class E Shares
Risk/Return:
Trading Symbol	HGEXX
HSBC U.S. Government Money Market Fund | Class I Shares
Risk/Return:
Trading Symbol	HGIXX
HSBC U.S. Government Money Market Fund | Intermediary Class Shares
Risk/Return:
Trading Symbol	HGGXX
HSBC U.S. Government Money Market Fund | Intermediary Service Class Shares
Risk/Return:
Trading Symbol	HGFXX
HSBC U.S. Government Money Market Fund | Class Y Shares
Risk/Return:
Trading Symbol	RGYXX
HSBC U.S. Treasury Money Market Fund | Class A Shares
Risk/Return:
Trading Symbol	HWAXX
HSBC U.S. Treasury Money Market Fund | Class C Shares
Risk/Return:
Trading Symbol	HUCXX
HSBC U.S. Treasury Money Market Fund | Class D Shares
Risk/Return:
Trading Symbol	HTDXX
HSBC U.S. Treasury Money Market Fund | Class E Shares
Risk/Return:
Trading Symbol	HTEXX
HSBC U.S. Treasury Money Market Fund | Class I Shares
Risk/Return:
Trading Symbol	HBIXX
HSBC U.S. Treasury Money Market Fund | Intermediary Class Shares
Risk/Return:
Trading Symbol	HTGXX
HSBC U.S. Treasury Money Market Fund | Intermediary Service Class Shares
Risk/Return:
Trading Symbol	HTFXX
HSBC U.S. Treasury Money Market Fund | Class Y Shares
Risk/Return:
Trading Symbol	HTYXX
HSBC ESG Prime Money Market Fund | Class D
Risk/Return:
Trading Symbol	HEDXX
HSBC ESG Prime Money Market Fund | Class I
Risk/Return:
Trading Symbol	HEIXX
HSBC ESG Prime Money Market Fund | Intermediary Class
Risk/Return:
Trading Symbol	HEGXX
HSBC ESG Prime Money Market Fund | Intermediary Service Class
Risk/Return:
Trading Symbol	HETXX
HSBC ESG Prime Money Market Fund | Class Y
Risk/Return:
Trading Symbol	HEYXX
HSBC Opportunity Fund | Class A Shares
Risk/Return:
Trading Symbol	HSOAX
HSBC Opportunity Fund | Class C Shares
Risk/Return:
Trading Symbol	HOPCX
HSBC Opportunity Fund Class I | Class I Shares
Risk/Return:
Trading Symbol	RESCX